SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY
Schedule of share capital

	2022		2021		2020
(thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	243,852	$3,094,061	222,548	$3,113,829	221,744	$3,106,875

Issued/(Purchased) for cash:
Purchase of common shares under Normal Course Issuer Bid	(27,925)	(266,694)	(12,898)	(128,686)	(340)	(3,582)
Issue of shares (net of tax effected issue costs)	—	—	33,062	99,516	—	—

Non-cash:
Share-based compensation – treasury settled(1)	1,358	9,962	1,140	9,402	1,160	10,694
Cancellation of predecessor shares	—	—	—	—	(16)	(158)
Balance, end of year	217,285	$2,837,329	243,852	$3,094,061	222,548	$3,113,829
(1)	The amount of shares issued on LTI settlement is net of employee withholding taxes.

Summary of share-based compensation expense which is included in General and Administrative expense on the Consolidated Income Statements

($ thousands)	2022	2021	2020
Cash:
Long-term incentive plans (recovery)/expense	$5,664	$6,875	$(934)
Non-Cash:
Long-term incentive plans expense	22,924	13,789	9,720
Equity swap (gain)/loss	(1,008)	(1,870)	964
Share-based compensation expense	$27,580	$18,794	$9,750

Schedule of PSU, RSU and DSU activity

For the year ended December 31, 2022	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU/DRSU	PSU(1)	RSU
Balance, beginning of year	589	3,981	3,065	7,635
Granted	89	809	837	1,735
Vested	(45)	(1,030)	(1,316)	(2,391)
Forfeited	—	(71)	(265)	(336)
Balance, end of year	633	3,689	2,321	6,643
(1)	Based on underlying awards before any effect of the performance multiplier.

Schedule of cumulative share-based compensation expense recognized to-date

At December 31, 2022 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$21,616	$10,368	$31,984
Unrecognized share-based compensation expense	11,815	4,136	15,951
Fair value	$33,431	$14,504	$47,935
Weighted-average remaining contractual term (years)	1.2	0.9
(1)	Includes estimated performance multipliers.

Schedule of net income/(loss) per share

(thousands, except per share amounts)	2022	2021	2020
Net income/(loss)	$914,302	$234,441	$(693,351)

Weighted average shares outstanding – Basic	233,946	251,909	222,503
Dilutive impact of share-based compensation(1)	8,727	7,942	—
Weighted average shares outstanding – Diluted	242,673	259,851	222,503
Net income/(loss) per share
Basic	$3.91	$0.93	$(3.12)
Diluted	$3.77	$0.90	$(3.12)
(1)	For the year ended December 31, 2020, the impact of share-based compensation was anti-dilutive as a conversion to shares would not increase the loss per share.